Revenue Recognition - Additional Information (Details) - Rigetti Holdings Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2021
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net			$ 0	$ 0
Subsequent Event [Member]
Disaggregation of Revenue [Line Items]
Estimated revenue related to performance obligations	$ 473,379	$ 4,107,806